15. Stock Option Plan and Equity Compensation Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price [Roll Forward]
Options outstanding (in dollars per share)	$ 15.00	$ 14.76
Granted (in dollars per share)	0.00	0.00
Exercised (in dollars per share)	0.00	0.00
Expired (in dollars per share)	15.00	14.50
Options outstanding and exercisable (in dollars per share)	$ 0.00	$ 15.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding (in shares)	55,600	106,900
Granted (in shares)	0	0
Exercised (in shares)	0	0
Expired (in shares)	(55,600)	(51,300)
Options outstanding and exercisable (in shares)	0	55,600
Stock Options [Member] | 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized (in shares)	200,000